General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2017
General and Administrative Expenses
Schedule of general and administrative expenses

	For the year ended December 31,
	2015	2016	2017
Employee costs	17,276	17,037	18,789
Board of directors' fees	2,439	2,288	2,243
Share-based compensation (Note 21)	2,872	3,869	4,565
Rent and utilities	2,180	2,236	2,256
Travel and accommodation	2,161	2,068	1,990
Legal and professional fees	11,014	6,802	7,445
Foreign exchange differences, net	689	1,241	3
Directors and officers' liability insurance	729	423	382
Other expenses	1,922	2,678	2,177

Total	41,282	38,642	39,850